Revenues - Schedule of Revenues (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Airport operating services to airlines:
Landing	$ 1,406,936	$ 1,262,276	$ 930,401
Charges for not canceling extended stay reservations	27,774	10,102	9,542
Parking on embarking/disembarking platform	172,395	147,775	105,345
Parking on extended stay or overnight platform	132,556	130,002	120,056
Passenger walkways and shuttle buses	38,383	36,646	27,266
Airport security charges	569,599	517,402	303,145
Airport real estate services to airlines:
Leasing of hangars to airlines	31,072	31,470	29,455
Leasing of shops, warehouses and stockrooms to airlines (operating)	7,148	6,252	5,657
Leasing of space and other terminal facilities to airlines within the terminal (operating)	70,152	72,975	49,830
Leasing of land and other surfaces to airlines outside the terminal (operating)	8,619	11,308	17,174
Leasing of check-in desks and other terminal space	5,366	5,132	4,940
Leasing of desks and other terminal space for ticket sale	2,165	2,187	2,605
Airport passenger services:
Domestic passenger charges	7,784,766	6,753,767	4,790,143
International passenger charges	8,276,384	7,689,784	5,186,458
Airport real estate services and rights of access to other operators	109,983	100,864	65,410
Complementary services:
Catering services	39,337	31,647	12,772
Other third-party ramp services rendered to airlines	188,772	160,196	104,481
Traffic and/or dispatch	44,759	39,123	31,110
Fuel supply or removal	335,941	314,642	178,170
Third-party airplane maintenance and repair	15,288	13,184	9,994
Total aeronautical services (regulated revenues included in the maximum rate)	19,267,395	17,336,734	11,983,954
Regulated revenues not included in the maximum rate:
Car parking charges	706,923	548,862	388,106
Recovery of cost over aeronautical services	134,753	133,163	116,769
Recovery of cost over non-aeronautical services	93,802	90,257	69,763
Total regulated revenues not included in the maximum rate	935,478	772,282	574,638
Total regulated revenues	20,202,873	18,109,016	12,558,592
Commercial concessions:
Retail operations	500,449	398,956	232,498
Food and beverages	617,302	484,804	333,157
Duty free	600,300	584,218	435,799
VIP lounges	74,523	65,593	40,355
Financial services	60,885	59,479	46,011
Communications and networks	13,890	13,770	12,101
Car rentals	526,202	471,340	342,697
Commercial leasing	20,016	24,797	16,749
Advertising	149,244	104,830	61,384
Time sharing developers	225,927	237,783	188,658
Leasing of space to airlines and other complementary service providers (non-operating)	205,381	148,100	142,520
Lease outside the terminal	111,031	96,041	77,644
Convenience store	494,665	315,788	177,263
VIP Lounges operated directly	432,481	374,038	219,498
Royalties	2,277	7,141	8,075
Revenues from sharing of commercial activities:
Retail operations	197,718	215,055	168,797
Food and beverages	385,580	293,713	184,097
Duty free	161,180	127,072	101,267
Financial services	41,736	31,518	22,571
Car rentals	84,023	70,374	58,892
Access fee for ground transportation	122,249	109,552	91,504
Non-airport access fees	32,557	45,187	35,654
Other leases	42,598	25,197	11,924
Services rendered to ASA	2,891	3,081	1,603
Various commercial-related revenues	124,846	117,529	77,085
Total unregulated revenues	5,229,951	4,424,956	3,087,803
Total of Non-aeronautical services	6,165,429	5,197,238	3,662,441
Total aeronautical and non-aeronautical services	$ 25,432,824	$ 22,533,972	$ 15,646,395